Long-Term Debt	12 Months Ended
Dec. 31, 2015
Long-term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]
Long-term Debt
The following tables present the composition of our long-term debt portfolio.

December 31, ($ in millions)	Amount	Interest rate	Weighted-average interest rate (a)	Due date range
2015
Unsecured debt
Fixed rate (b)	$17,657
Variable rate	375
Trust preferred securities	2,600
Fair value adjustment (c)	334
Total unsecured debt	20,966	0.37 - 8.13%	5.40%	2016 - 2049
Secured debt
Fixed rate	20,511
Variable rate	24,760
Fair value adjustment (c)	(3)
Total secured debt (d) (e) (f)	45,268	0.48 - 4.06%	1.18%	2016 - 2035
Total long-term debt	$66,234
2014
Unsecured debt
Fixed rate (b)	$18,858
Variable rate	374
Trust preferred securities	2,598
Fair value adjustment (c)	452
Total unsecured debt	22,282	0.33 - 8.30%	5.90%	2015 - 2049
Secured debt
Fixed rate	19,793
Variable rate	24,305
Total secured debt (d) (e) (f)	44,098	0.21 - 4.59%	0.94%	2015 - 2023
Total long-term debt	$66,380

(a)	Based on the debt outstanding and the interest rate at December 31 of each year.

(b)	Includes subordinated debt of $1.1 billion and $296 million at December 31, 2015, and 2014, respectively.

(c)	Represents the fair value adjustment associated with the application of hedge accounting on certain of our long-term debt positions. Refer to Note 22 for additional information.

(d)	Includes $20.3 billion and $24.3 billion of VIE secured debt outstanding at December 31, 2015, and 2014, respectively.

(e)	Includes $19.9 billion and $17.0 billion of debt outstanding from the Automotive secured revolving credit facilities at December 31, 2015, and 2014, respectively.

(f)	Includes advances from the FHLB of $5.4 billion and $2.8 billion at December 31, 2015, and 2014, respectively.

	2015			2014
December 31, ($ in millions)	Unsecured	Secured	Total	Unsecured	Secured	Total
Long-term debt
Due within one year	$1,829	$9,427	$11,256	$4,780	$12,603	$17,383
Due after one year	18,803	35,844	54,647	17,050	31,495	48,545
Fair value adjustment	334	(3)	331	452	—	452
Total long-term debt	$20,966	$45,268	$66,234	$22,282	$44,098	$66,380

The following table presents the scheduled remaining maturity of long-term debt, assuming no early redemptions will occur. The actual payment of secured debt may vary based on the payment activity of the related pledged assets.

Year ended December 31, ($ in millions)	2016	2017	2018	2019	2020	2021 and thereafter	Fair value adjustment	Total
Unsecured
Long-term debt	$1,904	$4,371	$3,702	$1,615	$2,228	$8,203	$334	$22,357
Original issue discount	(75)	(87)	(98)	(35)	(35)	(1,061)	—	(1,391)
Total unsecured	1,829	4,284	3,604	1,580	2,193	7,142	334	20,966
Secured
Long-term debt	9,427	15,217	9,109	5,823	3,414	2,281	(3)	45,268
Total long-term debt	$11,256	$19,501	$12,713	$7,403	$5,607	$9,423	$331	$66,234

To achieve the desired balance between fixed- and variable-rate debt, we utilize interest rate swap agreements. The use of these derivative financial instruments had the effect of synthetically converting $8.3 billion of our fixed-rate debt into variable-rate obligations and $0.9 billion of our variable-rate debt into fixed-rate obligations at December 31, 2015.
The following summarizes assets restricted as collateral for the payment of the related debt obligation primarily arising from securitization transactions accounted for as secured borrowings and repurchase agreements.

	2015			2014
December 31, ($ in millions)	Total		Ally Bank (a)	Total		Ally Bank (a)
Investment securities (b)	$2,420		$1,761	$786		$786
Mortgage assets held-for-investment and lending receivables	9,743		9,743	7,541		7,541
Consumer automotive finance receivables	34,324		9,167	33,438		11,263
Commercial automotive finance receivables	19,623		19,177	20,605		20,083
Investment in operating leases, net	5,539		3,205	6,820		4,672
Total assets restricted as collateral (c) (d)	$71,649		$43,053	$69,190		$44,345
Secured debt	$49,916	(e)	$24,787	$47,822	(e)	$27,103

(a)	Ally Bank is a component of the total column.

(b)	Certain investment securities are restricted under repurchase agreements. Refer to Note 15 for information on the repurchase agreements.

(c)
Ally Bank has an advance agreement with the FHLB, and had assets pledged to secure borrowings that were restricted as collateral to the FHLB totaling $14.9 billion and $10.7 billion at December 31, 2015, and 2014, respectively. These assets were composed primarily of consumer mortgage finance receivables and loans, net and investment securities. Ally Bank has access to the Federal Reserve Bank Discount Window. Ally Bank had assets pledged and restricted as collateral to the Federal Reserve Bank totaling $2.9 billion and $3.2 billion at December 31, 2015, and 2014, respectively. These assets were composed of consumer automotive finance receivables and loans, net and investment in operating leases, net. Availability under these programs is only for the operations of Ally Bank and cannot be used to fund the operations or liabilities of Ally or its subsidiaries.

(d)	Excludes restricted cash and cash reserves for securitization trusts recorded within other assets on the Consolidated Balance Sheet. Refer to Note 13 for additional information.

(e)	Includes $4.6 billion and $3.7 billion of short-term borrowings at December 31, 2015, and 2014, respectively.
Trust Preferred Securities
At December 31, 2015 we have issued and outstanding approximately $2.6 billion in aggregate liquidation preference of 8.125% Fixed Rate / Floating Rate Trust Preferred Securities, Series 2 (Series 2 TRUPS) net of original issue discount and debt issuance costs. Each Series 2 TRUPS security has a liquidation amount of $25. Distributions are cumulative and are payable until redemption at the applicable coupon rate. Distributions are payable at an annual rate of 8.125% payable quarterly in arrears, through but excluding February 15, 2016. From and including February 15, 2016, to but excluding February 15, 2040, distributions will be payable at an annual rate equal to three-month London interbank offer rate plus 5.785% payable quarterly in arrears, beginning May 15, 2016. Ally has the right to defer payments of interest for a period not exceeding 20 consecutive quarters. The Series 2 TRUPS have no stated maturity date, but must be redeemed upon the redemption or maturity of the related debentures (Debentures), which mature on February 15, 2040. Ally at any time on or after February 15, 2016 may redeem the Series 2 TRUPS at a redemption price equal to 100% of the principal amount being redeemed, plus accrued and unpaid interest through the date of redemption. The Series 2 TRUPS are generally nonvoting, other than with respect to certain limited matters. During any period in which any Series 2 TRUPS remain outstanding but in which distributions on the Series 2 TRUPS have not been fully paid, none of Ally or its subsidiaries will be permitted to (i) declare or pay dividends on, make any distributions with respect to, or redeem, purchase, acquire or otherwise make a liquidation payment with respect to, any of Ally’s capital stock or make any guarantee payment with respect thereto; or (ii) make any payments of principal, interest, or premium on, or repay, repurchase or redeem, any debt securities or guarantees that rank on a parity with or junior in interest to the Debentures with certain specified exceptions in each case.
Covenants and Other Requirements
In secured funding transactions, there are trigger events that could cause the debt to be prepaid at an accelerated rate or could cause our usage of the credit facility to be discontinued. The triggers are generally based on the financial health and performance of the servicer as well as performance criteria for the pool of receivables, such as delinquency ratios, loss ratios, and commercial payment rates. During 2015, there were no trigger events that resulted in the repayment of debt at an accelerated rate or impacted the usage of our credit facilities.
Funding Facilities
We utilize both committed credit facilities, and other collateralized funding vehicles. The debt outstanding under our various funding facilities is included on our Consolidated Balance Sheet.
As of December 31, 2015, Ally Bank had exclusive access to $3.25 billion of funding capacity from a committed credit facility. Funding programs supported by the Federal Reserve and the FHLB, together with repurchase agreements, complement Ally Bank’s private collateralized funding vehicles.
The total capacity in our committed funding facilities is provided by banks and other financial institutions through private transactions. The committed secured funding facilities can be revolving in nature and allow for additional funding during the commitment period, or they can be amortizing and not allow for any further funding after the closing date. At December 31, 2015, $20.1 billion of our $20.4 billion of committed capacity was revolving. Our revolving facilities generally have an original tenor ranging from 364 days to two years. As of December 31, 2015, we had $12.5 billion of committed funding capacity from revolving facilities with a remaining tenor greater than 364 days.
Committed Funding Facilities

	Outstanding		Unused capacity (a)		Total capacity
December 31, ($ in millions)	2015	2014	2015	2014	2015	2014
Bank funding
Secured (b)	$3,250	$3,250	$—	$250	$3,250	$3,500
Parent funding
Secured	16,914	15,030	251	3,425	17,165	18,455
Total committed facilities	$20,164	$18,280	$251	$3,675	$20,415	$21,955

(a)
Funding from committed secured facilities is available on request in the event excess collateral resides in certain facilities or is available to the extent incremental collateral is available and contributed to the facilities.

(b)	Excludes off-balance sheet credit facility amounts.